PROSPECTUS SUPPLEMENT

May 1, 2016

For

Flexible Solutions® Variable Universal Life Gold

Flexible Solutions® Variable Universal Life

Park Avenue Survivorship Variable Universal Life — Millennium Series®

Park Avenue Variable Universal Life — Millennium Series®

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information supersedes and replaces the supplement dated May 1, 2015, and should be read in conjunction with:

(i)	the Prospectus dated May 1, 2008 for Flexible Solutions® Variable Universal Life issued through The Guardian Separate Account N

(ii)	the Prospectus dated May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® issued through The Guardian Separate Account N;

(iii)	the Prospectus dated May 1, 2006 for Park Avenue Variable Universal Life (VUL) — Millennium Series® issued through The Guardian Separate Account N.

(iv)	the Prospectus dated April 30, 2014 for Flexible Solutions® Variable Universal Life Gold issued through The Guardian Separate Account N.

The information below regarding your allocation options replaces the chart of variable investment options in the most recent prospectus for your policy, and any supplement thereto, with respect to the section entitled “Your Allocation Options — The Variable Investment Options — Variable Investment Options”.

Note: If you received a summary prospectus for a fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus, or contact our Customer Service Office at 1-800-441-6455.

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Value Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap U.S. stocks, although it may invest in non-U.S. securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio’s invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio’s invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio’s invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation.

•  Normally investing primarily in common stocks.

•  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•  Investing in domestic and foreign issuers.

•  Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Equity-Income Portfolio (Service Class 2)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

•  Normally investing at least 80% of assets in equity securities.

•  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

•  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

•  Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2) (formerly known as Fidelity VIP Money Market Portfolio (Service Class 2))*	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Ggovernment securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks.

•  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks).

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

*	There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.

•  Normally investing primarily in common stocks.

•  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

•  Potentially investing in companies with smaller or larger market capitalizations.

•  Investing in domestic and foreign issuers.

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and othe rinstruments that have economic characteristics similar to such securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Aspen Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets insecurities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments .	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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